Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 8,922	$ 9,099	$ 7,985
Group employees
Total	107,776	104,460	98,277
France
Group employees
Management	13,745	13,377	11,880
Other	22,531	22,629	19,372
International
Group employees
Management	16,924	16,963	16,489
Other	54,576	51,491	50,536